UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06367

                                                         Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                                     Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Income Fund Third Quarter Report — June 30, 2017	Mario J. Gabelli, CFA
To Our Shareholders,	Portfolio Manager

For the quarter ended June 30, 2017, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund increased 2.6% compared with an increase of 3.1% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed is the schedule of investments as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a)(b) (Unaudited)						Since Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(01/02/92)
Class AAA (GABEX)	2.59%	11.93%	10.75%	5.89%	8.42%	9.96%
S&P 500 Index	3.09	17.90	14.63	7.18	8.34	9.34(c)
Nasdaq Composite Index	4.20	28.37	17.45	10.23	11.22	9.64(c)
Lipper Equity Income Fund Average	2.17	14.43	12.30	5.54	7.46	8.45
Class A (GCAEX)	2.58	11.95	10.76	5.90	8.41	9.95
With sales charge (d)	(3.32)	5.51	9.46	5.27	7.99	9.70
Class C (GCCEX)	2.41	11.11	9.94	5.11	7.70	9.53
With contingent deferred sales charge (e)	1.41	10.11	9.94	5.11	7.70	9.53
Class I (GCIEX)	2.68	12.25	11.04	6.16	8.60	10.06

In the current prospectuses dated January 27, 2017, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	S&P 500 Index and Nasdaq Composite Index since inception performance are as of December 31, 1991.
(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Equity Income Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.3%
	Aerospace — 2.0%
64,000	Aerojet Rocketdyne Holdings Inc.†	$1,331,200
2,000	Lockheed Martin Corp.	555,220
10,000	Raytheon Co.	1,614,800
80,000	Rockwell Automation Inc.	12,956,800
2,000	Rockwell Collins Inc.	210,160
1,300,000	Rolls-Royce Holdings plc	15,086,353
97,625,000	Rolls-Royce Holdings plc, Cl. C†	127,152

		31,881,685

	Agriculture — 0.7%
90,000	Archer Daniels Midland Co.	3,724,200
57,000	Monsanto Co.	6,746,520
12,000	The Mosaic Co.	273,960

		10,744,680

	Automotive — 0.5%
214,000	Navistar International Corp.†	5,613,220
30,000	PACCAR Inc.	1,981,200

		7,594,420

	Automotive: Parts and Accessories — 2.5%
11,500	Adient plc	751,870
164,000	Dana Inc.	3,662,120
350,000	Genuine Parts Co.	32,466,000
28,000	Modine Manufacturing Co.†	463,400
1,200	O’Reilly Automotive Inc.†	262,488
20,000	Tenneco Inc.	1,156,600

		38,762,478

	Aviation: Parts and Services — 0.4%
100,000	Arconic Inc.	2,265,000
29,000	United Technologies Corp.	3,541,190

		5,806,190

	Broadcasting — 1.9%
347,000	CBS Corp., Cl. A, Voting	22,489,070
65,575	Liberty Global plc, Cl. A†	2,106,269
158,000	Liberty Global plc, Cl. C†	4,926,440
36,000	MSG Networks Inc., Cl. A†	808,200

		30,329,979

	Building and Construction — 1.5%
200,000	Fortune Brands Home & Security Inc.	13,048,000
49,000	Herc Holdings Inc.†	1,926,680
218,000	Johnson Controls International plc	9,452,480

		24,427,160

	Business Services — 1.6%
37,000	Automatic Data Processing Inc.	3,791,020
85,000	Diebold Nixdorf Inc.	2,380,000
100,000	Mastercard Inc., Cl. A	12,145,000
2,000	MSC Industrial Direct Co. Inc., Cl. A	171,920
40,000	Pentair plc	2,661,600

Shares		Market Value

30,000	S&P Global Inc.	$4,379,700
4,000	Vectrus Inc.†	129,280

		25,658,520

	Cable and Satellite — 1.1%
10,000	AMC Networks Inc., Cl. A†	534,100
165,000	DISH Network Corp., Cl. A†	10,355,400
16,000	EchoStar Corp., Cl. A†	971,200
9,581	Liberty Global plc LiLAC, Cl. A†	208,578
20,030	Liberty Global plc LiLAC, Cl. C†	428,842
60,000	Scripps Networks Interactive Inc., Cl. A	4,098,600

		16,596,720

	Communications Equipment — 0.4%
220,000	Corning Inc.	6,611,000

	Computer Hardware — 0.9%
22,000	Apple Inc.	3,168,440
76,000	International Business Machines Corp.	11,691,080

		14,859,520

	Computer Software and Services — 1.1%
10,000	CDK Global Inc.	620,600
100,000	Fidelity National Information Services Inc.	8,540,000
280,000	Hewlett Packard Enterprise Co.	4,645,200
50,000	Microsoft Corp.	3,446,500
23,000	NetScout Systems Inc.†	791,200

		18,043,500

	Consumer Products — 5.0%
44,000	Altria Group Inc.	3,276,680
80,000	Edgewell Personal Care Co.†	6,081,600
60,000	Energizer Holdings Inc.	2,881,200
25,000	Essity AB, Cl. A†	684,891
2,000	National Presto Industries Inc.	221,000
50,000	Philip Morris International Inc.	5,872,500
90,000	Reckitt Benckiser Group plc	9,124,489
25,000	Svenska Cellulosa AB, Cl. A	216,625
1,000,000	Swedish Match AB	35,217,871
118,000	The Procter & Gamble Co.	10,283,700
78,000	Unilever NV - NY Shares	4,311,060

		78,171,616

	Consumer Services — 0.2%
3,500	Allegion plc	283,920
56,500	Rollins Inc.	2,300,115

		2,584,035

	Diversified Industrial — 4.5%
92,000	Crane Co.	7,302,960
80,000	Eaton Corp. plc	6,226,400
635,000	General Electric Co.	17,151,350
140,000	Honeywell International Inc.	18,660,600
50,000	ITT Inc.	2,009,000
50,000	Jardine Matheson Holdings Ltd.	3,210,000

See accompanying notes to schedule of investments.

2

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
180,000	Jardine Strategic Holdings Ltd.	$7,504,200
120,000	Textron Inc.	5,652,000
350,000	Toray Industries Inc.	2,926,028
37,000	Trinity Industries Inc.	1,037,110

		71,679,648

	Electronics — 1.5%
45,000	Sony Corp.	1,714,781
85,000	Sony Corp., ADR	3,246,150
74,000	TE Connectivity Ltd.	5,822,320
160,000	Texas Instruments Inc.	12,308,800

		23,092,051

	Energy and Utilities: Electric — 0.3%
10,000	American Electric Power Co. Inc.	694,700
7,000	Avangrid Inc.	309,050
45,000	El Paso Electric Co.	2,326,500
50,000	Korea Electric Power Corp., ADR	898,500
105,000	The AES Corp.	1,166,550

		5,395,300

	Energy and Utilities: Integrated — 0.6%
5,512	California Resources Corp.†	47,128
4,000	Duke Energy Corp.	334,360
188,000	Energy Transfer Equity LP	3,376,480
29,000	Eni SpA	435,891
13,000	Eversource Energy	789,230
6,500	Iberdrola SA, ADR	206,213
64,000	OGE Energy Corp.	2,226,560
59,000	PNM Resources Inc.	2,256,750

		9,672,612

	Energy and Utilities: Natural Gas — 1.3%
2,000	Atmos Energy Corp.	165,900
80,000	Kinder Morgan Inc.	1,532,800
200,000	National Fuel Gas Co.	11,168,000
15,000	ONE Gas Inc.	1,047,150
100,000	ONEOK Inc.	5,216,000
12,000	Southwest Gas Holdings Inc.	876,720

		20,006,570

	Energy and Utilities: Oil — 2.9%
170,000	Anadarko Petroleum Corp.	7,707,800
1,500	Apache Corp.	71,895
44,000	BP plc, ADR	1,524,600
100,000	Chevron Corp.	10,433,000
95,000	ConocoPhillips	4,176,200
25,000	Denbury Resources Inc.†	38,250
39,000	Devon Energy Corp.	1,246,830
73,000	Exxon Mobil Corp.	5,893,290
103,500	Hess Corp.	4,540,545
22,000	Marathon Oil Corp.	260,700

Shares		Market Value

22,000	Marathon Petroleum Corp.	$1,151,260
44,000	Occidental Petroleum Corp.	2,634,280
3,000	PetroChina Co. Ltd., ADR	183,840
100,000	Royal Dutch Shell plc, Cl. A, ADR	5,319,000
17,000	Total SA, ADR	843,030

		46,024,520

	Energy and Utilities: Services — 1.3%
345,000	Halliburton Co.	14,734,950
93,000	Oceaneering International Inc.	2,124,120
44,000	Schlumberger Ltd.	2,896,960
90,000	Weatherford International plc†	348,300

		20,104,330

	Energy and Utilities: Water — 0.2%
17,000	Aqua America Inc.	566,100
80,000	Severn Trent plc	2,273,568

		2,839,668

	Entertainment — 1.6%
132,000	Grupo Televisa SAB, ADR	3,216,840
12,000	The Madison Square Garden Co, Cl. A†	2,362,800
34,000	Time Warner Inc.	3,413,940
155,000	Twenty-First Century Fox Inc., Cl. B	4,319,850
294,000	Viacom Inc., Cl. A	11,186,700

		24,500,130

	Environmental Services — 0.8%
50,000	Republic Services Inc.	3,186,500
130,000	Waste Management Inc.	9,535,500

		12,722,000

	Equipment and Supplies — 1.7%
57,500	A.O. Smith Corp.	3,238,975
16,346	Danaher Corp.	1,379,439
179,000	Flowserve Corp.	8,310,970
22,500	Graco Inc.	2,458,800
12,000	Ingersoll-Rand plc	1,096,680
22,000	Minerals Technologies Inc.	1,610,400
186,500	Mueller Industries Inc.	5,678,925
16,000	Parker-Hannifin Corp.	2,557,120
15,000	Tenaris SA, ADR	467,100

		26,798,409

	Financial Services — 21.8%
6,500	Alleghany Corp.†	3,866,200
209,000	AllianceBernstein Holding LP	4,942,850
228,000	American Express Co.	19,206,720
128,000	American International Group Inc.	8,002,560
26,000	Argo Group International Holdings Ltd.	1,575,600
5,195	Banco Santander Chile, ADR	132,005
93,000	Banco Santander SA, ADR	622,170
335,000	Bank of America Corp.	8,127,100
13,056	BNP Paribas SA	940,347

See accompanying notes to schedule of investments.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
380,000	Citigroup Inc.	$25,414,400
18,000	Deutsche Bank AG	320,220
40,000	Dundee Corp., Cl. A†	87,909
44,000	Eaton Vance Corp.	2,082,080
130,000	Federated Investors Inc., Cl. B	3,672,500
34,000	Fidelity Southern Corp.	777,240
92,000	H&R Block Inc.	2,843,720
54,000	Interactive Brokers Group Inc., Cl. A	2,020,680
230,000	JPMorgan Chase & Co.	21,022,000
82,000	Julius Baer Group Ltd.	4,314,214
30,000	Kemper Corp.	1,158,000
90,100	Kinnevik AB, Cl. A.	3,188,103
19,000	Kinnevik AB, Cl. B.	581,635
235,000	Legg Mason Inc.	8,967,600
15,000	Leucadia National Corp.	392,400
110,000	Loews Corp.	5,149,100
132,000	M&T Bank Corp.	21,377,400
330,000	Marsh & McLennan Companies Inc.	25,726,800
280,000	Morgan Stanley	12,476,800
220,000	Navient Corp.	3,663,000
8,000	Northern Trust Corp.	777,680
60,000	Och-Ziff Capital Management Group LLC, Cl. A	153,600
38,000	Oritani Financial Corp.	647,900
40,000	Popular Inc.	1,668,400
265,000	SLM Corp.†	3,047,500
170,000	State Street Corp.	15,254,100
284,000	Sterling Bancorp.	6,603,000
12,000	SunTrust Banks Inc.	680,640
77,000	T. Rowe Price Group Inc.	5,714,170
100,000	TD Ameritrade Holding Corp.	4,299,000
970,000	The Bank of New York Mellon Corp.	49,489,400
3,000	The Dun & Bradstreet Corp.	324,450
18,500	The Goldman Sachs Group Inc.	4,105,150
130,000	The Hartford Financial Services Group Inc.	6,834,100
104,500	The PNC Financial Services Group Inc.	13,048,915
16,000	The Travelers Companies Inc.	2,024,480
50,000	W. R. Berkley Corp.	3,458,500
104,000	Waddell & Reed Financial Inc., Cl. A	1,963,520
550,000	Wells Fargo & Co.	30,475,500
275,000	Wright Investors’ Service Holdings Inc.†	182,875

		343,404,233

	Food and Beverage — 15.0%
1,000	Ajinomoto Co. Inc.	21,574
4,500	Anheuser-Busch InBev SA/NV	497,059
355,500	Brown-Forman Corp., Cl. A.	17,526,150
172,000	Campbell Soup Co.	8,969,800
80,000	Coca-Cola Amatil Ltd., ADR	572,000
20,000	Coca-Cola European Partners plc	813,400
14,500	Coca-Cola Femsa SAB de CV, ADR	1,227,715
7,700	Constellation Brands Inc., Cl. A	1,491,721

Shares		Market Value

128,000	Danone SA	$9,621,125
1,140,000	Davide Campari-Milano SpA	8,033,671
96,000	Diageo plc, ADR	11,503,680
50,000	Dr Pepper Snapple Group Inc.	4,555,500
128,000	Fomento Economico Mexicano SAB de CV, ADR	12,587,520
220,000	General Mills Inc.	12,188,000
2,750,000	Grupo Bimbo SAB de CV, Cl. A	6,930,780
147,000	Heineken NV	14,293,019
17,000	Heineken NV, ADR	828,325
230,000	ITO EN Ltd.	8,384,085
39,000	Kellogg Co.	2,708,940
2,000	McCormick & Co. Inc., Cl. V	195,260
28,000	McCormick & Co. Inc., Non-Voting	2,730,280
750,000	Mondelēz International Inc., Cl. A	32,392,500
115,000	Nestlé SA	10,008,082
65,000	Nestlé SA, ADR	5,668,000
112,000	Nissin Foods Holdings Co. Ltd	6,990,353
3,080,000	Parmalat SpA	10,659,022
100,000	PepsiCo Inc.	11,549,000
45,000	Pernod Ricard SA	6,026,281
58,000	Remy Cointreau SA	6,773,534
40,000	Sapporo Holdings Ltd.	1,100,689
68,000	The Kraft Heinz Co.	5,823,520
90,000	The Coca-Cola Co.	4,036,500
1,000	The Hershey Co.	107,370
84,000	Tootsie Roll Industries Inc.	2,927,400
4,000	Tyson Foods Inc., Cl. A	250,520
104,000	Yakult Honsha Co. Ltd.	7,073,572

		237,065,947

	Health Care — 10.5%
14,000	Abbott Laboratories	680,540
10,000	AbbVie Inc.	725,100
34,000	Aetna Inc.	5,162,220
4,000	Allergan plc	972,360
78,000	Baxter International Inc.	4,722,120
20,000	Bio-Rad Laboratories Inc., Cl. A†	4,526,200
50,000	Boston Scientific Corp.†	1,386,000
408,000	Bristol-Myers Squibb Co.	22,733,760
177,000	Eli Lilly & Co.	14,567,100
20,000	Express Scripts Holding Co.†	1,276,800
13,000	GlaxoSmithKline plc, ADR	560,560
20,000	Henry Schein Inc.†	3,660,400
140,000	Johnson & Johnson	18,520,600
3,000	Laboratory Corp. of America Holdings†	462,420
327,000	Merck & Co. Inc.	20,957,430
232,000	Novartis AG, ADR	19,365,040
215,000	Patterson Cos., Inc.	10,094,250
280,000	Pfizer Inc.	9,405,200
115,000	Roche Holding AG, ADR	3,657,000
28,000	Roche Holding AG, Genusschein	7,130,671

See accompanying notes to schedule of investments.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
38,000	Tenet Healthcare Corp.†	$734,920
1,000	UnitedHealth Group Inc.	185,420
87,500	William Demant Holding A/S†	2,264,663
61,854	Wright Medical Group NV†	1,700,366
50,000	Zimmer Biomet Holdings Inc.	6,420,000
62,000	Zoetis Inc.	3,867,560

		165,738,700

	Hotels and Gaming — 0.3%
7,500	Las Vegas Sands Corp.	479,175
78,000	MGM Resorts International	2,440,620
17,000	Wynn Resorts Ltd.	2,280,040

		5,199,835

	Machinery — 1.0%
6,000	Caterpillar Inc.	644,760
90,000	Deere & Co.	11,123,100
72,500	Xylem Inc.	4,018,675

		15,786,535

	Metals and Mining — 0.6%
220,000	Freeport-McMoRan Inc.†	2,642,200
233,000	Newmont Mining Corp.	7,546,870

		10,189,070

	Paper and Forest Products — 0.1%
15,000	International Paper Co.	849,150

	Publishing — 0.0%
3,000	Value Line Inc.	54,900

	Real Estate — 0.0%
10,049	Griffin Industrial Realty Inc.	315,237

	Real Estate Investment Trusts — 1.1%
45,600	Ryman Hospitality Properties Inc.	2,918,856
422,000	Weyerhaeuser Co.	14,137,000

		17,055,856

	Retail — 6.2%
16,000	Compagnie Financiere Richemont SA	1,318,177
49,124	Copart Inc.†	1,561,652
68,000	Costco Wholesale Corp.	10,875,240
373,000	CVS Health Corp.	30,011,580
97,200	Ingles Markets Inc., Cl. A	3,236,760
380,000	J.C. Penney Co. Inc.†	1,767,000
425,000	Macy’s Inc.	9,877,000
90,000	Seven & i Holdings Co. Ltd.	3,703,223
115,000	The Home Depot Inc.	17,641,000
28,000	Tractor Supply Co.	1,517,880
115,000	Walgreens Boots Alliance Inc.	9,005,650
41,000	Wal-Mart Stores Inc.	3,102,880
10,000	Weis Markets Inc.	487,200

Shares		Market Value

106,000	Whole Foods Market Inc.	$4,463,660

		98,568,902

	Specialty Chemicals — 1.5%
13,000	Albemarle Corp.	1,372,020
6,000	Ashland Global Holdings Inc.	395,460
160,000	Ferro Corp.†	2,926,400
8,000	FMC Corp.	584,400
46,000	H.B. Fuller Co.	2,351,060
89,000	International Flavors & Fragrances Inc.	12,015,000
2,400	NewMarket Corp.	1,105,152
1,000	Quaker Chemical Corp.	145,230
12,000	Sensient Technologies Corp.	966,360
20,000	The Chemours Co.	758,400
21,000	Valvoline Inc.	498,120

		23,117,602

	Telecommunications — 3.2%
2,000	AT&T Inc.	75,460
300,000	BCE Inc.	13,512,000
50,000	BT Group plc	191,950
32,000	BT Group plc, ADR	621,120
21,000	CenturyLink Inc.	501,480
65,000	Cincinnati Bell Inc.†	1,270,750
285,000	Deutsche Telekom AG, ADR	5,134,275
10,000	Harris Corp.	1,090,800
33,000	Loral Space & Communications Inc.†	1,371,150
25,000	Orange SA, ADR	399,500
47,000	Proximus SA	1,644,254
45,010	Telefonica SA, ADR	467,654
316,000	Telephone & Data Systems Inc	8,769,000
24,000	TELUS Corp.	828,563
25,000	TELUS Corp., New York	863,000
295,000	Verizon Communications Inc.	13,174,700

		49,915,656

	Transportation — 0.6%
142,500	GATX Corp.	9,158,475

	Wireless Communications — 0.9%
9,000	Millicom International Cellular SA	535,500
32,000	Millicom International Cellular SA, SDR	1,890,061
228,000	NTT DoCoMo Inc.	5,375,915
66,000	Turkcell Iletisim Hizmetleri A/S, ADR	541,200
39,846	United States Cellular Corp.†	1,526,899
140,000	Vodafone Group plc, ADR	4,022,200

		13,891,775

	TOTAL COMMON STOCKS	1,565,218,614

	CLOSED-END FUNDS — 0.5%
161,000	Altaba Inc.†	8,771,280

See accompanying notes to schedule of investments.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Market Value

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
30,000	Cincinnati Bell Inc., 6.750%, Ser. B	$1,500,300

	RIGHTS — 0.0%
	Retail — 0.0%
250,017	Safeway Casa Ley, CVR, expire 01/30/19†	121,258
250,017	Safeway PDC, CVR, expire 01/30/18†	3,750

		125,008

	TOTAL RIGHTS	125,008

	WARRANTS — 0.0%
	Retail — 0.0%
105	Sears Holdings Corp., expire 12/15/19†	214

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 0.1%
	Building and Construction — 0.1%
$ 1,025,000	Layne Christensen Co., 4.250%, 11/15/18	$916,734

	CORPORATE BONDS — 0.0%
	Energy and Utilities: Electric — 0.0%
200,000	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/18†	0

	Retail — 0.0%
3,000	Sears Holdings Corp., 8.000%, 12/15/19	2,363

	TOTAL CORPORATE BONDS	2,363

	TOTAL INVESTMENTS — 100.0% (Cost $774,182,326)	$1,576,534,513

	Aggregate tax cost	$781,142,636

	Gross unrealized appreciation	$814,606,738
	Gross unrealized depreciation	(19,214,861)

	Net unrealized appreciation/depreciation	$795,391,877

†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

6

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

7

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Observable Inputs	Total Market Value at 6/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Aerospace	$31,754,533	—	$127,152	$ 31,881,685
Financial Services	343,221,358	$ 182,875	—	343,404,233
Other Industries (a)	1,189,932,696	—	—	1,189,932,696
Total Common Stocks	1,564,908,587	182,875	127,152	1,565,218,614
Closed-End Funds	8,771,280	—	—	8,771,280
Convertible Preferred Stocks (a)	1,500,300	—	—	1,500,300
Rights (a)	—	125,008	—	125,008
Warrants (a)	214	—	—	214
Convertible Corporate Bonds (a)	—	916,734	—	916,734
Corporate Bonds (a)	—	2,363	0	2,363
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,575,180,381	$1,226,980	$127,152	$1,576,534,513

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

8

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At June 30, 2017, the Fund held no investments in equity contract for difference swap agreements.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

9

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2017, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2017, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

10

GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF DIRECTORS	Anthonie C. van Ekris

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q217QR

The Gabelli Small Cap Growth Fund Third Quarter Report — June 30, 2017	Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended June 30, 2017, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 1.7% compared with an increase of 2.5% for the Russell 2000 Index. See below for additional performance information.

Enclosed is the schedule of investments as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a)(b) (Unaudited)						Since Inception (10/22/91)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABSX)	1.67%	19.29%	13.71%	7.82%	10.51%	12.61%
Russell 2000 Index	2.46	24.60	13.70	6.92	9.19	9.79
Class A (GCASX)	1.69	19.30	13.71	7.82	10.51	12.61
With sales charge (c)	(4.15)	12.44	12.38	7.18	10.07	12.35
Class C (GCCSX)	1.48	18.41	12.86	7.02	9.77	12.17
With contingent deferred sales charge (d)	0.48	17.41	12.86	7.02	9.77	12.17
Class I (GACIX)	1.75	19.60	14.00	8.08	10.68	12.71

In the current prospectuses dated January 27, 2017, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Small Cap Growth Fund

Schedule of Investments — June 30, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 98.9%
	Aerospace — 0.7%
1,240,000	Aerojet Rocketdyne Holdings Inc.†	$25,792,000
25,000	Embraer SA, ADR	455,750
20,000	Innovative Solutions & Support Inc.†	88,000

		26,335,750

	Agriculture — 0.0%
500,000	Black Earth Farming Ltd., SDR†	412,478
12,000	Cadiz Inc.†	162,000

		574,478

	Automotive — 1.0%
1,350,000	Navistar International Corp.†	35,410,500
15,000	PACCAR Inc.	990,600

		36,401,100

	Automotive: Parts and Accessories — 5.4%
14,039	Adient plc	917,837
236,000	BorgWarner Inc.	9,996,960
1,620,000	Brembo SpA	23,702,172
90,022	China Automotive Systems Inc.†	435,706
258,000	Cooper Tire & Rubber Co.	9,313,800
1,185,000	Dana Inc.	26,461,050
1,128,307	Federal-Mogul Holdings Corp.†	11,283,070
1,000	Lear Corp.	142,080
750,000	Modine Manufacturing Co.†	12,412,500
22,000	Monro Muffler Brake Inc.	918,500
170,500	O’Reilly Automotive Inc.†	37,295,170
45,000	Puradyn Filter Technologies Inc.†	1,791
185,000	SORL Auto Parts Inc.†	1,235,800
80,375	Spartan Motors Inc.	711,319
200,000	Standard Motor Products Inc.	10,444,000
207,000	Strattec Security Corp.(a)	7,327,800
385,000	Superior Industries International Inc.	7,911,750
475,000	Tenneco Inc.	27,469,250
26,000	Thor Industries Inc.	2,717,520
40,000	Uni-Select Inc.	966,070
14,000	Visteon Corp.†	1,428,840

		193,092,985

	Aviation: Parts and Services — 3.9%
25,000	AAR Corp.	869,000
9,500	Astronics Corp.†	289,465
18,500	Astronics Corp., Cl. B†.	565,730
9,550,000	BBA Aviation plc	38,235,823
438,000	Curtiss-Wright Corp.	40,199,640
44,000	Ducommun Inc.†	1,389,520
875,000	Kaman Corp.	43,636,250
61,000	KLX Inc.†	3,050,000
85,000	Moog Inc., Cl. A†	6,096,200
16,200	Moog Inc., Cl. B†	1,166,400
68,000	Woodward Inc.	4,595,440

		140,093,468

		Market
Shares		Value
	Broadcasting — 1.9%
247,034	Beasley Broadcast Group Inc., Cl. A	$2,420,933
10,000	Cogeco Communications Inc.	610,811
23,300	Cogeco Inc.	1,212,793
25,000	Gray Television Inc.†	342,500
71,200	Gray Television Inc., Cl. A†	793,880
500,000	ITV plc	1,181,328
20,000	Liberty Broadband Corp., Cl. A†	1,715,800
52,362	Liberty Broadband Corp., Cl. C†	4,542,404
116,500	Liberty Global plc LiLAC, Cl. A†	2,536,205
283,000	Liberty Global plc LiLAC, Cl. C†	6,059,030
20,000	Liberty Media Corp. - Liberty Formula One, Cl. A†	700,600
40,000	Liberty Media Corp. - Liberty Formula One, Cl. C†	1,464,800
80,000	Liberty Media Corp. - Liberty SiriusXM, Cl. A†	3,358,400
140,000	Liberty Media Corp. - Liberty SiriusXM, Cl. C†	5,838,000
360,000	MSG Networks Inc., Cl. A†	8,082,000
165,000	Nexstar Media Group Inc., Cl. A	9,867,000
150,000	Pandora Media Inc.†	1,338,000
585,000	Salem Media Group Inc.	4,153,500
169,000	Sinclair Broadcast Group Inc., Cl. A	5,560,100
450,000	Sirius XM Holdings Inc.	2,461,500
33,000	TiVo Corp.	615,450
33,000	Tribune Media Co., Cl. A	1,345,410

		66,200,444

	Building and Construction — 3.8%
216,126	Armstrong Flooring Inc.†	3,883,784
55,000	Beazer Homes USA Inc.†	754,600
250,000	CalAtlantic Group Inc.	8,837,500
295,000	D.R. Horton Inc.	10,198,150
52,000	Gibraltar Industries Inc.†	1,853,800
466,500	Herc Holdings Inc.†	18,342,780
750,000	Hovnanian Enterprises Inc., Cl. A†	2,100,000
1,000	JELD-WEN Holding Inc.†	32,460
140,385	Johnson Controls International plc	6,087,094
200,000	KB Home	4,794,000
360,000	Layne Christensen Co.†	3,164,400
479,000	Lennar Corp., Cl. B	21,540,630
600,000	Louisiana-Pacific Corp.†	14,466,000
200	Masonite International Corp.†	15,100
126,000	MDC Holdings Inc.	4,451,580
150,000	Meritage Homes Corp.†	6,330,000
2,700	NVR Inc.†	6,508,647
341,000	PulteGroup Inc.	8,364,730
1,000	Titan Machinery Inc.†	17,980
375,000	Toll Brothers Inc.	14,816,250

		136,559,485

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Business Services — 6.1%
36,000	ACCO Brands Corp.†	$419,400
92,050	Ascent Capital Group Inc., Cl. A†	1,413,888
120,000	Blackhawk Network Holdings Inc.†	5,232,000
525,006	Clear Channel Outdoor Holdings Inc., Cl. A	2,546,279
1,120,000	Diebold Nixdorf Inc.	31,360,000
559,000	Edgewater Technology Inc.†	3,817,970
222,000	Gerber Scientific Inc., Escrow†	0
95,000	GP Strategies Corp.†	2,508,000
30,000	GSE Systems Inc.†	88,500
5,524,861	Internap Corp.†(a)(b)	20,276,240
700,000	Internap Corp.†(a)	2,569,000
17,000	Landauer Inc.	889,100
1,080,000	Live Nation Entertainment Inc.†	37,638,000
205,000	Loomis AB, Cl. B	7,348,630
200,000	Macquarie Infrastructure Corp.	15,680,000
94,000	McGrath RentCorp.	3,255,220
345,000	Scientific Games Corp., Cl. A†	9,004,500
15,000	Sealed Air Corp.	671,400
21,900	Sequential Brands Group Inc.†	87,381
115,000	Sohgo Security Services Co. Ltd.	5,173,594
36,000	Stamps.com Inc.†	5,575,500
179,000	Team Inc.†	4,197,550
54,000	The Brink’s Co.	3,618,000
1,985,000	The Interpublic Group of Companies Inc.	48,831,000
33,050	TransAct Technologies Inc.	280,925
402,800	Trans-Lux Corp.†(a)	642,466
47,000	United Rentals Inc.†	5,297,370
14,444	Vectrus Inc.†	466,830

		218,888,743

	Cable — 1.7%
167,000	AMC Networks Inc., Cl. A†	8,919,470
2,800	Cable One Inc.	1,990,520
50,000	DISH Network Corp., Cl. A†	3,138,000
36,000	EchoStar Corp., Cl. A†	2,185,200
297,990	Liberty Global plc, Cl. A†	9,571,439
734,391	Liberty Global plc, Cl. C†	22,898,311
575,000	WideOpenWest Inc.†	10,005,000

		58,707,940

	Closed-End Business Development Company — 0.0%
108,000	MVC Capital Inc.	1,064,880

	Communications Equipment — 0.1%
355,000	Communications Systems Inc.	1,537,150
52,000	Fortinet Inc.†	1,946,880

		3,484,030

	Computer Software and Services — 2.8%
153,000	Activision Blizzard Inc.	8,808,210
45,000	Avid Technology Inc.†	236,700
12,000	CommerceHub Inc., Cl. A†	209,040
14,000	CommerceHub Inc., Cl. C†	244,160

		Market
Shares		Value
255,000	comScore Inc.†	$6,693,750
320,000	FalconStor Software Inc.†	83,040
264,933	Global Sources Ltd.†	5,298,660
75,077	Guidance Software Inc.†	496,259
42,000	InterXion Holding NV†	1,922,760
20,000	Mercury Systems Inc.†	841,800
20,187	MKS Instruments Inc.	1,358,585
270,000	NCR Corp.†	11,026,800
3,996	NetScout Systems Inc.†	137,462
8,125	Quantum Corp.†	63,456
12,000	Rocket Internet SE†	258,012
100,000	Rockwell Automation Inc.	16,196,000
10,000	SecureWorks Corp., Cl. A†	92,900
145,000	Stratasys Ltd.†	3,379,950
246,300	Tyler Technologies Inc.†	43,267,521
3,000	Zedge Inc., Cl. B†	6,630

		100,621,695

	Consumer Products — 1.6%
275,000	1-800-FLOWERS.COM Inc., Cl. A†	2,681,250
74,000	Brunswick Corp.	4,642,020
33,500	Chofu Seisakusho Co. Ltd.	797,328
100,000	Church & Dwight Co. Inc.	5,188,000
90,000	Ginko International Co. Ltd.	687,870
2,000	Harley-Davidson Inc.	108,040
145,000	Hunter Douglas NV	12,346,381
2,800	Kobayashi Pharmaceutical Co Ltd.	166,046
14,000	LCI Industries	1,433,600
272,498	Marine Products Corp.	4,253,694
10,000	National Presto Industries Inc.	1,105,000
12,000	Newell Brands Inc.	643,440
415,000	Sally Beauty Holdings Inc.†	8,403,750
220,000	Samick Musical Instruments Co. Ltd.	419,176
26,000	Scandinavian Tobacco Group A/S	423,326
13,000	Shimano Inc.	2,055,034
9,750	Steven Madden Ltd.†	389,513
150,000	Swedish Match AB	5,282,681
25,000	The Scotts Miracle-Gro Co.	2,236,500
22,000	WD-40 Co.	2,427,700
100,000	Wolverine World Wide Inc.	2,801,000

		58,491,349

	Consumer Services — 1.5%
53,000	Bowlin Travel Centers Inc.†	102,820
2,750	Collectors Universe Inc.	68,337
18,000	IAC/InterActiveCorp.†	1,858,320
265,017	KAR Auction Services Inc.	11,122,763
20,000	Liberty Expedia Holdings Inc., Cl. A†	1,080,400
100,000	Liberty Interactive Corp. QVC Group, Cl. A†	2,454,000
37,000	Liberty TripAdvisor Holdings Inc., Cl. A†	429,200
30,000	Liberty Ventures, Cl. A†	1,568,700
880,000	Rollins Inc.	35,824,800

		54,509,340

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Diversified Industrial — 6.5%
16,700	Acuity Brands Inc.	$3,394,776
30,000	Aegion Corp.†	656,400
100,000	Albany International Corp., Cl. A	5,340,000
238,000	Ampco-Pittsburgh Corp.	3,510,500
6,000	Anixter International Inc.†	469,200
55,000	Burnham Holdings Inc., Cl. A	838,750
40,076	Covisint Corp.†	98,186
402,000	Crane Co.	31,910,760
120,000	EnPro Industries Inc.	8,564,400
115,000	Greif Inc., Cl. A	6,414,700
117,970	Greif Inc., Cl. B	7,125,388
1,300,000	Griffon Corp.	28,535,000
32,940	Handy & Harman Ltd.†	1,034,316
34,000	Haynes International Inc.	1,234,540
190,000	Jardine Strategic Holdings Ltd.	7,921,100
480,000	Katy Industries Inc.†(a)	20,160
48,000	Key Technology Inc.†	660,000
190,000	Kimball International Inc., Cl. B	3,171,100
50,000	L.B. Foster Co., Cl. A.	1,072,500
80,000	Lawson Products Inc.†	1,772,000
95,000	Lincoln Electric Holdings Inc.	8,748,550
60,500	Lindsay Corp.	5,399,625
29,200	Lydall Inc.†	1,509,640
31,000	Matthews International Corp., Cl. A	1,898,750
600,076	Myers Industries Inc.	10,771,364
126,000	Oil-Dri Corp. of America	5,293,260
120,000	Olin Corp.	3,633,600
308,500	Park-Ohio Holdings Corp.	11,753,850
19,000	Pentair plc	1,264,260
98,000	Raven Industries Inc.	3,263,400
32,000	Roper Technologies Inc.	7,408,960
453,000	Sevcon Inc.†(a)	6,070,200
96,000	Sonoco Products Co.	4,936,320
200	Spectrum Brands Holdings Inc.	25,008
58,000	Standex International Corp.	5,260,600
270,046	Steel Partners Holdings LP	5,002,602
7,000	T Hasegawa Co. Ltd.	147,935
8,000	Terex Corp.	300,000
390,000	Textron Inc.	18,369,000
538,571	Tredegar Corp.	8,213,208
254,000	Trinity Industries Inc.	7,119,620

		230,133,528

	Educational Services — 0.0%
59,000	Career Education Corp.†	566,400
175,000	Universal Technical Institute Inc.†	624,750

		1,191,150

	Electronics — 1.5%
196,000	Badger Meter Inc.	7,810,600
283,000	Bel Fuse Inc., Cl. A(a)	5,900,550
550,000	CTS Corp.	11,880,000

		Market
Shares		Value
517,000	Cypress Semiconductor Corp.	$7,057,050
40,000	Daktronics Inc.	385,200
78,000	Dolby Laboratories Inc., Cl. A	3,818,880
1,167	Fortive Corp.	73,929
245,000	Gentex Corp.	4,647,650
20,000	IMAX Corp.†	440,000
70,000	KEMET Corp.†	896,000
350,000	Park Electrochemical Corp.	6,447,000
60,000	Renesas Electronics Corp.†	522,249
200,000	Stoneridge Inc.†	3,082,000

		52,961,108

	Energy and Utilities — 6.5%
12,000	Amec Foster Wheeler plc, ADR	72,240
70,000	Avangrid Inc.	3,090,500
120,000	Avista Corp.	5,095,200
280,000	Black Hills Corp.	18,891,600
70,000	Black Ridge Oil and Gas Inc.†	2,450
274,000	Callon Petroleum Co.†	2,907,140
46,000	Chesapeake Utilities Corp.	3,447,700
6,000	Clean Energy Fuels Corp.†	15,240
38,000	CMS Energy Corp.	1,757,500
22,000	Connecticut Water Service Inc.	1,221,220
40,000	CONSOL Energy Inc.†	597,600
11,000	Consolidated Water Co. Ltd.	136,400
155,000	Covanta Holding Corp.	2,046,000
95,000	Diamondback Energy Inc.†	8,436,950
11,000	Dril-Quip Inc.†	536,800
406,000	El Paso Electric Co.	20,990,200
80,000	Energy Recovery Inc.†	663,200
4,000	EXCO Resources Inc.†	10,600
20,000	Gamesa Corporacion Tecnologica SA	427,051
120,000	Great Plains Energy Inc.	3,513,600
110,000	Hawaiian Electric Industries Inc.	3,561,800
44,000	Middlesex Water Co.	1,742,400
95,000	National Fuel Gas Co.	5,304,800
15,000	Northwest Natural Gas Co.	897,750
76,500	NorthWestern Corp.	4,668,030
80,000	Oceaneering International Inc.	1,827,200
300,000	Otter Tail Corp.	11,880,000
12,000	Patterson-UTI Energy Inc.	242,280
1,250,000	PNM Resources Inc.	47,812,500
72,000	Rowan Companies plc, Cl. A†	737,280
2,060,000	RPC Inc.	41,632,600
103,000	SJW Group	5,065,540
175,500	Southwest Gas Holdings Inc.	12,822,030
15,000	Spire Inc.	1,046,250
100,000	SunEdison Inc.†	4,990
27,000	Tesoro Corp.	2,527,200
42,000	The York Water Co.	1,463,700
14,000	Vestas Wind Systems A/S	1,292,404
219,000	Westar Energy Inc.	11,611,380

		229,999,325

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Entertainment — 2.1%
19,000	AMC Entertainment Holdings Inc., Cl. A	$432,250
50,000	Discovery Communications Inc., Cl. A†	1,291,500
100,000	Discovery Communications Inc., Cl. C†	2,521,000
431,384	Dover Motorsports Inc.	905,906
26,000	Eros International plc†	297,700
7,000	Global Eagle Entertainment Inc.†	24,920
69,000	International Speedway Corp., Cl. A	2,590,950
6,814	International Speedway Corp., Cl. B	256,547
22,000	Liberty Media Corp. - Liberty Braves, Cl. A†	525,580
255,000	Liberty Media Corp. - Liberty Braves, Cl. C†	6,112,350
14,000	Lions Gate Entertainment Corp., Cl. A	395,080
62,845	Lions Gate Entertainment Corp., Cl. B†	1,651,559
26,000	Manchester United plc, Cl. A	422,500
254,000	Pinnacle Entertainment Inc.†	5,019,040
157,000	Take-Two Interactive Software Inc.†	11,520,660
124,000	The Madison Square Garden Co, Cl. A†	24,415,600
260,000	Twenty-First Century Fox Inc., Cl. A	7,368,400
157,000	Universal Entertainment Corp.	4,794,799
150,000	World Wrestling Entertainment Inc., Cl. A	3,055,500

		73,601,841

	Environmental Services — 0.7%
400,000	Republic Services Inc.	25,492,000

	Equipment and Supplies — 9.1%
87,000	A.O. Smith Corp.	4,900,710
522,000	AMETEK Inc.	31,617,540
41,000	AZZ Inc.	2,287,800
10,000	Belden Inc.	754,300
60,000	Chart Industries Inc.†.	2,083,800
525,000	CIRCOR International Inc.	31,174,500
310,900	Core Molding Technologies Inc.†	6,718,549
165,000	Crown Holdings Inc.†	9,843,900
2,335	Danaher Corp.	197,051
178,000	Donaldson Co. Inc.	8,106,120
215,000	Entegris Inc.†	4,719,250
830,063	Federal Signal Corp.	14,409,894
300,000	Flowserve Corp.	13,929,000
315,000	Franklin Electric Co. Inc.	13,041,000
244,000	Graco Inc.	26,664,320
93,000	IDEX Corp.	10,509,930
410,000	Interpump Group SpA	11,210,681
67,000	Itron Inc.†	4,539,250
35,500	Littelfuse Inc.	5,857,500
55,000	Maezawa Kyuso Industries Co. Ltd.	749,633
80,000	Minerals Technologies Inc.	5,856,000
6,000	MSA Safety Inc.	487,020
700,000	Mueller Industries Inc.	21,315,000
796,904	Mueller Water Products Inc., Cl. A	9,307,839
10,000	Plantronics Inc.	523,100
2,000	Regal Beloit Corp.	163,100

		Market
Shares		Value
4,000	Teleflex Inc.	$831,040
280,000	Tennant Co.	20,664,000
870,000	The Gorman-Rupp Co.	22,158,900
146,000	The Greenbrier Companies Inc.	6,752,500
267,000	The L.S. Starrett Co., Cl. A	2,296,200
100,000	The Manitowoc Co. Inc.†	601,000
74,000	The Middleby Corp.†	8,991,740
40,000	The Timken Co.	1,850,000
48,000	The Toro Co.	3,325,920
7,500	Valmont Industries Inc.	1,122,000
114,000	Vicor Corp.†	2,040,600
7,875	Watsco Inc., Cl. B	1,215,900
174,000	Watts Water Technologies Inc., Cl. A	10,996,800

		323,813,387

	Financial Services — 4.4%
10,000	Alleghany Corp.†	5,948,000
29,282	Argo Group International Holdings Ltd	1,774,489
10,770	BKF Capital Group Inc.†	81,583
10,858	Canadian Imperial Bank of Commerce	881,203
12,500	Capitol Federal Financial Inc.	177,625
22,000	Crazy Woman Creek Bancorp Inc.	363,000
636,000	Energy Transfer Equity LP	11,422,560
110	Farmers & Merchants Bank of Long Beach	844,250
80,000	FCB Financial Holdings Inc., Cl. A†	3,820,000
9,967	Fidelity Southern Corp.	227,846
500,093	Flushing Financial Corp.	14,097,622
64,800	FNB Corp.	917,568
1,130,000	GAM Holding AG	15,142,872
159,245	Hilltop Holdings Inc.	4,173,811
310,000	Hope Bancorp Inc.	5,781,500
455,800	Huntington Bancshares Inc.	6,162,416
579,100	Janus Henderson Group plc†	19,174,001
140,000	KeyCorp.	2,623,600
750,072	KKR & Co. LP	13,951,339
180,000	Legg Mason Inc.	6,868,800
15,000	M&T Bank Corp.	2,429,250
20,000	Manning & Napier Inc.	87,000
70,000	Medallion Financial Corp.	167,300
300,000	Och-Ziff Capital Management Group LLC, Cl. A	768,000
165,000	Oritani Financial Corp.	2,813,250
125,000	PJT Partners Inc., Cl. A	5,027,500
56,000	Pzena Investment Management Inc., Cl. A	568,960
843	South State Corp.	72,245
12,000	State Auto Financial Corp.	308,760
431,887	Sterling Bancorp	10,041,373
14,000	T. Rowe Price Group Inc.	1,038,940
14,000	TFS Financial Corp.	216,580
150,000	The Charles Schwab Corp.	6,444,000
5,000	Thomasville Bancshares Inc.	186,250
40,782	Value Line Inc.	746,311
27,000	Virtu Financial Inc., Cl. A	476,550
470,000	Waddell & Reed Financial Inc., Cl. A	8,873,600

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
10,121	Waterloo Investment Holdings Ltd.†	$405
560,000	Wright Investors’ Service Holdings Inc.†	372,400

		155,072,759

	Food and Beverage — 10.8%
575,000	Arca Continental SAB de CV	4,325,628
3,000	Blue Buffalo Pet Products Inc.†	68,430
112,500	Brown-Forman Corp., Cl. A	5,546,250
21,000	Bull-Dog Sauce Co. Ltd.	409,638
5,000,000	China Tontine Wines Group Ltd.†	114,634
222,000	Chr. Hansen Holding A/S	16,146,137
620,000	Cott Corp.	8,952,800
350,000	Crimson Wine Group Ltd.†	3,748,500
3,800,000	Davide Campari-Milano SpA	26,778,902
50,000	Dean Foods Co.	850,000
259,300	Denny’s Corp.†	3,051,961
302,000	Dr Pepper Snapple Group Inc.	27,515,220
3,500,000	Dynasty Fine Wines Group Ltd.†	645,537
110,000	Farmer Brothers Co.†	3,327,500
510,000	Flowers Foods Inc.	8,828,100
132,000	Ingredion Inc.	15,735,720
180,000	ITO EN Ltd.	6,561,458
134,600	Iwatsuka Confectionery Co. Ltd.	5,397,164
23,500	J & J Snack Foods Corp.	3,103,645
146,000	Kameda Seika Co. Ltd.	7,126,384
1,300,000	Kikkoman Corp.	41,493,665
215,000	Lifeway Foods Inc.†	2,008,100
1,230,000	Maple Leaf Foods Inc.	31,053,516
6,000	MEIJI Holdings Co. Ltd.	485,975
70,000	MGP Ingredients Inc.	3,581,900
450,000	Morinaga Milk Industry Co. Ltd.	3,424,761
28,000	National Beverage Corp.	2,619,680
85,000	Nissin Foods Holdings Co. Ltd.	5,305,179
25,000	Nutrisystem Inc.	1,301,250
8,548,096	Parmalat SpA	29,582,579
277,000	Post Holdings Inc.†	21,509,050
310,000	Rock Field Co. Ltd.	5,319,404
885,000	Snyder’s-Lance Inc.	30,638,700
25,000	The Boston Beer Co. Inc., Cl. A†	3,303,750
420,200	The Hain Celestial Group Inc.†	16,312,164
76,000	The J.M. Smucker Co.	8,993,080
800,000	Tingyi (Cayman Islands) Holding Corp.	948,837
346,081	Tootsie Roll Industries Inc.	12,060,923
93,000	United Natural Foods Inc.†	3,413,100
22,000	Vina Concha Y Toro SA, ADR	682,000
1,400,000	Vitasoy International Holdings Ltd.	2,879,814
20,000	Willamette Valley Vineyards Inc.†	161,800
150,000	Yakult Honsha Co. Ltd.	10,202,267

		385,515,102

	Health Care — 5.6%
50,000	Achaogen Inc.†	1,086,500

		Market
Shares		Value
15,000	Akorn Inc.†	$503,100
2,840	Alere Inc.†	142,540
10,000	Align Technology Inc.†	1,501,200
22,000	Allergan plc	5,347,980
68,051	AngioDynamics Inc.†	1,103,107
7,000	Anika Therapeutics Inc.†	345,380
70,000	Biolase Inc.†	67,900
12,400	Bio-Rad Laboratories Inc., Cl. A†	2,806,244
18,000	Bruker Corp.	519,120
134,000	Cantel Medical Corp.	10,439,940
4,620	Cardiovascular Systems Inc.†	148,903
148,000	Cempra Inc.†	680,800
173,500	Chemed Corp.	35,485,955
57,000	CONMED Corp.	2,903,580
365,000	Cutera Inc.†	9,453,500
64,000	DexCom Inc.†	4,681,600
210,024	Exactech Inc.†	6,258,715
192,000	Globus Medical Inc., Cl. A†	6,364,800
43,000	Henry Schein Inc.†	7,869,860
4,000	Heska Corp.†	408,280
46,500	ICU Medical Inc.†	8,021,250
54,000	Integer Holdings Corp.†	2,335,500
9,000	K2M Group Holdings Inc.†	219,240
225,319	Kindred Healthcare Inc.	2,624,966
17,600	Lexicon Pharmaceuticals Inc.†	289,520
32,000	LivaNova plc†	1,958,720
118,000	Masimo Corp.†	10,759,240
204,000	Meridian Bioscience Inc.	3,213,000
19,300	Neogen Corp.†	1,333,823
145,000	NuVasive Inc.†	11,153,400
25,500	Nuvectra Corp.†	338,640
18,000	Ophthotech Corp.†	46,080
319,500	OPKO Health Inc.†.	2,102,310
163,444	Orthofix International NV†	7,596,877
72,000	Owens & Minor Inc.	2,317,680
23,571	Pain Therapeutics Inc.†	97,114
50,000	Patterson Cos., Inc.	2,347,500
636,000	Quidel Corp.†	17,261,040
200,000	RTI Surgical Inc.†	1,170,000
25,000	Seikagaku Corp.	416,092
54,084	STERIS plc	4,407,846
2,300	Straumann Holding AG	1,308,426
3,000	Stryker Corp.	416,340
43,000	SurModics Inc.†	1,210,450
14,000	Syneron Medical Ltd.†	153,300
104,000	Tetraphase Pharmaceuticals Inc.†	741,520
26,000	The Cooper Companies Inc.	6,224,920
45,500	United-Guardian Inc.	702,975
404,500	Wright Medical Group NV†	11,119,705

		200,006,478

	Home Furnishings — 0.4%
213,000	Bassett Furniture Industries Inc.	8,083,350

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Home Furnishings (Continued)
35,000	Bed Bath & Beyond Inc.	$1,064,000
17,000	Ethan Allen Interiors Inc.	549,100
184,000	La-Z-Boy Inc.	5,980,000

		15,676,450

	Hotels and Gaming — 3.7%
152,000	Belmond Ltd., Cl. A†	2,021,600
495,000	Boyd Gaming Corp.	12,280,950
190,000	Canterbury Park Holding Corp.	2,090,000
173,500	Churchill Downs Inc.	31,802,550
170,000	Dover Downs Gaming & Entertainment Inc.†	188,700
148,000	Formosa International Hotels Corp.	805,194
65,000	Full House Resorts Inc.†	158,600
116,000	Gaming and Leisure Properties Inc.	4,369,720
1,000,000	Genting Singapore plc	788,088
167,000	Golden Entertainment Inc.†	3,458,570
75,000	International Game Technology plc	1,372,500
168,000	Las Vegas Sands Corp.	10,733,520
3,150,000	Mandarin Oriental International Ltd.	6,300,000
30,000	Penn National Gaming Inc.†	642,000
560,000	Ryman Hospitality Properties Inc.	35,845,600
2,900,000	The Hongkong & Shanghai Hotels Ltd.	5,237,305
376,000	The Marcus Corp.	11,355,200
24,000	Wynn Resorts Ltd.	3,218,880

		132,668,977

	Machinery — 1.9%
462,000	Astec Industries Inc.	25,645,620
3,000	Capstone Turbine Corp.†	2,040
1,700,000	CNH Industrial NV	19,346,000
2,000	Disco Corp.	318,649
260,000	Kennametal Inc.	9,729,200
6,000	Nordson Corp.	727,920
171,800	The Eastern Co.	5,162,590
188,000	Twin Disc Inc.†	3,034,320
100,000	Welbilt Inc.†	1,885,000
5,000	Xylem Inc.	277,150

		66,128,489

	Manufactured Housing and Recreational Vehicles — 0.4%
91,000	Cavco Industries Inc.†	11,798,150
73,992	Nobility Homes Inc.	1,241,216
84,490	Skyline Corp.†	508,630
60,000	Winnebago Industries Inc.	2,100,000

		15,647,996

	Metals and Mining — 0.8%
290,000	Allegheny Technologies Inc.	4,932,900
52,003	Barrick Gold Corp.	827,368
172,000	Century Aluminum Co.†	2,679,760
25,500	Constellium NV, Cl. A†	175,950
45,000	Ivanhoe Mines Ltd., Cl. A†	144,702
135,000	Kinross Gold Corp.†	549,450

		Market
Shares		Value
340,000	Materion Corp.	$12,716,000
200,000	TimkenSteel Corp.†.	3,074,000
235,000	Turquoise Hill Resources Ltd.†	622,750
45,000	United States Steel Corp.	996,300
15,000	Yamana Gold Inc.	36,450

		26,755,630

	Paper and Forest Products — 0.0%
16,000	Schweitzer-Mauduit International Inc.	595,680

	Publishing — 0.9%
80,000	Cambium Learning Group Inc.†	405,600
3,000	Graham Holdings Co., Cl. B	1,798,950
850,000	Il Sole 24 Ore SpA†	400,176
12,000	John Wiley & Sons Inc., Cl. B	634,080
53,000	Meredith Corp.	3,150,850
65,000	News Corp., Cl. A	890,500
1,300,000	The E.W. Scripps Co., Cl. A†	23,153,000

		30,433,156

	Real Estate — 1.3%
70,000	Capital Properties Inc., Cl. A†	948,500
164,000	Cohen & Steers Inc.	6,648,560
268,000	Griffin Industrial Realty Inc.(a)	8,407,160
6,967	Gyrodyne LLC	142,824
19,500	Lamar Advertising Co., Cl. A	1,434,615
103,000	Morguard Corp.	14,674,005
43,747	New Senior Investment Group Inc.	439,657
10,000	Reading International Inc., Cl. A†	161,300
10,000	Seritage Growth Properties, Cl. A	419,500
130,000	Tejon Ranch Co.†	2,683,200
505,060	The St. Joe Co.†	9,469,875

		45,429,196

	Retail — 4.8%
323,000	Aaron’s Inc.	12,564,700
200,000	AutoNation Inc.†	8,432,000
20,224	Barnes & Noble Education Inc.†	214,981
32,000	Barnes & Noble Inc.	243,200
130,000	Big 5 Sporting Goods Corp.	1,696,500
22,639	Biglari Holdings Inc.†	9,049,714
153,000	Casey’s General Stores Inc.	16,387,830
50,000	Coldwater Creek Inc.†	735
164,000	Copart Inc.†	5,213,560
1,000	Cracker Barrel Old Country Store Inc.	167,250
430,000	Dominion Diamond Corp.	5,400,800
2,500	Dunkin’ Brands Group Inc.	137,800
170,000	GNC Holdings Inc., Cl. A	1,433,100
800,000	Hertz Global Holdings Inc.†	9,200,000
80,000	HSN Inc.	2,552,000
665,000	Ingles Markets Inc., Cl. A	22,144,500
760,000	J.C. Penney Co. Inc.†	3,534,000
70,000	Lands’ End Inc.†	1,043,000
180,000	Macy’s Inc.	4,183,200
91,000	Movado Group Inc.	2,297,750

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Retail (Continued)
17,000	Murphy USA Inc.†	$1,259,870
157,000	Nathan’s Famous Inc.†	9,891,000
6,000	Neff Corp., Cl. A†	114,000
100,000	Penske Automotive Group Inc.	4,391,000
250,000	Pier 1 Imports Inc.	1,297,500
290,000	Rush Enterprises Inc., Cl. B†	10,558,900
4,000	Salvatore Ferragamo SpA	106,677
10,000	Sprouts Farmers Market Inc.†	226,700
175,000	SUPERVALU Inc.†	575,750
288,000	The Bon-Ton Stores Inc.†	126,000
401,000	The Cheesecake Factory Inc.	20,170,300
194,000	Tractor Supply Co.	10,516,740
43,500	Village Super Market Inc., Cl. A	1,127,520
121,000	Vitamin Shoppe, Inc.†	1,409,650
57,600	Weis Markets Inc.	2,806,272
1,054	Winmark Corp.	135,913
12,000	Yoox Net-A-Porter Group SpA†	331,955

		170,942,367

	Specialty Chemicals — 4.1%
53,000	A. Schulman Inc.	1,696,000
95,000	Albemarle Corp.	10,026,300
71,000	Ashland Global Holdings Inc.	4,679,610
2,275,000	Ferro Corp.†	41,609,750
51,000	GCP Applied Technologies Inc.†	1,555,500
305,000	H.B. Fuller Co.	15,588,550
80,000	Hawkins Inc.	3,708,000
950,000	Huntsman Corp.	24,548,000
16,000	NewMarket Corp.	7,367,680
300,000	OMNOVA Solutions Inc.†	2,925,000
124,000	Platform Specialty Products Corp.†	1,572,320
12,000	Quaker Chemical Corp.	1,742,760
240,000	Sensient Technologies Corp.	19,327,200
22,102	SGL Carbon SE†	274,527
10,000	Takasago International Corp.	376,084
300,000	Valvoline Inc.	7,116,000

		144,113,281

	Telecommunications — 1.8%
83,000	ATN International Inc.	5,680,520
560,000	Cincinnati Bell Inc.†	10,948,000
61,000	Consolidated Communications Holdings Inc.	1,309,670
938,000	Gogo Inc.†	10,815,140
32,500	Harris Corp.	3,545,100
250,000	HC2 Holdings Inc.†	1,470,000
6,000	IDT Corp., Cl. B	86,220
120,000	Iridium Communications Inc.†	1,326,000
44,000	Loral Space & Communications Inc.†	1,828,200
140,000	New ULM Telecom Inc.	1,690,500
40,000	Pharol SGPS SA†	13,934
115,000	Rogers Communications Inc., Cl. B	5,429,150
229,000	Shenandoah Telecommunications Co.	7,030,300

		Market
Shares		Value
700,000	Sprint Corp.†	$5,747,000
6,629	Straight Path Communications Inc., Cl. B†	1,190,900
830,000	VEON Ltd., ADR	3,245,300
750,000	Windstream Holdings Inc.	2,910,000

		64,265,934

	Transportation — 0.9%
490,000	GATX Corp.	31,492,300
20,000	Irish Continental Group plc	118,099
415,000	ModusLink Global Solutions Inc.†	709,650
146,000	Navigator Holdings Ltd.†	1,211,800

		33,531,849

	Wireless Communications — 0.2%
95,000	Millicom International Cellular SA, SDR	5,611,120
50,000	United States Cellular Corp.†	1,916,000

		7,527,120

	TOTAL COMMON STOCKS	3,526,528,490

	CLOSED-END FUNDS — 0.1%
83,296	The Central Europe, Russia, and Turkey Fund Inc.	1,824,182
31,977	The European Equity Fund Inc.	293,229
110,853	The New Germany Fund Inc.	1,843,485

	TOTAL CLOSED-END FUNDS	3,960,896

	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.1%
137,000	Jungheinrich AG	5,007,978

	Financial Services — 0.1%
154,000	Steel Partners Holdings LP, 6.000%, 02/07/26	3,349,500

	TOTAL PREFERRED STOCKS	8,357,478

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Business Services — 0.0%
14,747	Trans-Lux Pfd., Ser. B (a)	22,009

	Diversified Industrial — 0.1%
60,098	Sevcon Inc., 4.000%, Ser. A (a)	2,415,940

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,437,949

	RIGHTS — 0.1%
	Entertainment — 0.1%
1,680,000	Media General Inc., CVR, expire 12/31/17†	2,872,800

	Health Care — 0.0%
300,000	Sanofi, CVR, expire 12/31/20†	114,000

	TOTAL RIGHTS	2,986,800

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

		Market
Shares		Value
	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
70,000	Sevcon Inc., expire 07/11/21†(a)	$507,330

Principal
Amount
	CORPORATE BONDS — 0.0%
	Automotive — 0.0%
$300,000	Navistar International Corp., 8.250%, 11/01/21	$304,500

	U.S. GOVERNMENT OBLIGATIONS — 0.6%
21,605,000	U.S. Treasury Bills,
	0.950% to 1.057%††,
	09/21/17 to 12/21/17	21,542,024

	TOTAL INVESTMENTS — 100.0% (Cost $1,680,189,684)	$3,566,625,467

	Aggregate tax cost	$1,689,396,976

	Gross unrealized appreciation	$1,970,765,580
	Gross unrealized depreciation	(93,537,089)

	Net unrealized appreciation/depreciation	$1,877,228,491

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the market value of the Rule 144A security amounted to $20,276,240 or 0.57% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$181,809,915	—	$11,283,070	$193,092,985
Broadcasting	65,406,564	$793,880	—	66,200,444
Business Services	218,246,277	642,466	0	218,888,743
Consumer Services	54,406,520	102,820	—	54,509,340
Diversified Industrial	230,113,368	20,160	—	230,133,528
Entertainment	73,345,294	256,547	—	73,601,841
Equipment and Supplies	322,597,487	1,215,900	—	323,813,387
Financial Services	153,411,121	1,661,233	405	155,072,759
Food and Beverage	384,869,565	—	645,537	385,515,102
Manufactured Housing and Recreational Vehicles	14,406,780	1,241,216	—	15,647,996
Publishing	29,799,076	634,080	—	30,433,156
Retail	170,941,632	—	735	170,942,367
Other Industries (a)	1,608,676,842	—	—	1,608,676,842
Total Common Stocks	3,508,030,441	6,568,302	11,929,747	3,526,528,490
Closed-End Funds	3,960,896	—	—	3,960,896
Preferred Stocks (a)	8,357,478	—	—	8,357,478
Convertible Preferred Stocks (a)	—	2,437,949	—	2,437,949
Rights (a)	114,000	—	2,872,800	2,986,800
Warrants (a)	—	507,330	—	507,330
Corporate Bonds (a)	—	304,500	—	304,500
U.S. Government Obligations	—	21,542,024	—	21,542,024
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,520,462,815	$31,360,105	$14,802,547	$3,566,625,467

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2017, the Fund held no investments in futures contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2017, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI     (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	Anthonie C. van Ekris

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q217QR

The Gabelli Focus Five Fund

Third Quarter Report — June 30, 2017

To Our Shareholders,

For the quarter ended June 30, 2017, the net asset value (“NAV”) per Class I Share of The Gabelli Focus Five Fund increased 4.8% compared with the Fund’s benchmark, the Blended Index, which increased 3.3%. The benchmark consists of 50% of the Russell 2500 Index, 25% of the Russell 1000 Index, and 25% of the MSCI AC World Ex-U.S. Index. See below for additional performance information.

Enclosed is the schedule of investments as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a)(b) (Unaudited)
	Quarter(c)	1 Year(c)	3 Year(c)	Since January 1, 2012(c)	5 Year	10 Year	Since Inception (12/31/02)
Class I (GWSIX)	4.77%	13.25%	(0.58)%	10.46%	9.73%	5.37%	8.17%
Class AAA (GWSVX)	4.83	13.02	(0.80)	9.57	9.48	5.12	8.00
Russell 2500 Index	2.13	19.84	6.93	14.33(d)	14.04	7.42	11.43
Russell 1000 Index	3.06	18.03	9.26	15.11	14.67	7.29	9.74
MSCI AC World Ex-U.S. Index	5.99	21.00	1.27	7.58	7.70	1.59	8.74
Blended Index	3.29	19.70	6.06	12.78	12.56	5.91	10.32
Class A (GWSAX)	4.78	12.96	(0.82)	10.19	9.47	5.13	8.02
With sales charge (e)	(1.25)	6.47	(2.75)	9.01	8.18	4.49	7.57
Class C (GWSCX)	4.58	12.15	(1.54)	9.38	8.65	4.35	7.23
With contingent deferred sales charge (f)	3.58	11.15	(1.54)	9.38	8.65	4.35	7.23

In the current prospectuses dated January 27, 2017, the expense ratios for Class AAA, A, C, and I Shares are 1.42%, 1.42%, 2.17%, and 1.17%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A, and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. The Russell 2500 Index is a market capitalization weighted index of 2,500 U.S. traded stocks of small and mid capitalization stocks. The Russell 1000 Index is a market capitalization weighted index of 1,000 U.S. traded large capitalization stocks. The Morgan Stanley Capital International All Country World Index excluding the U.S. (MSCI ACWI Ex-U.S.) is a market capitalization weighted index of small, mid, and large capitalization stocks across developed and emerging markets, excluding U.S. stocks. The Blended Index consists of 50% Russell 2500 Index, 25% Russell 1000 Index, and 25% MSCI ACWI Ex-U.S. Index. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	On January 1, 2012, the Fund began operating under its current name.
(d)	Russell 2500 Index performance is as of December 31, 2011.
(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Focus Five Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 87.0%
	Automotive: Parts and Accessories — 3.4%
10,000	Adient plc	$653,800
55,100	Delphi Automotive plc	4,829,515

		5,483,315

	Building and Construction — 4.3%
240,212	Armstrong Flooring Inc.†	4,316,609
68,100	Herc Holdings Inc.†	2,677,692

		6,994,301

	Business Services — 0.0%
3,200	Gerber Scientific Inc., Escrow†	0

	Cable and Satellite — 9.4%
59,001	EchoStar Corp., Cl. A†	3,581,360
375,000	Liberty Global plc, Cl. C†	11,692,500

		15,273,860

	Computer Software and Services — 7.8%
9,250	Alphabet Inc., Cl. C†	8,405,753
50,000	Hewlett Packard Enterprise Co.	829,500
950,000	Internap Corp.†	3,486,500

		12,721,753

	Consumer Products — 8.9%
120,000	Edgewell Personal Care Co.†	9,122,400
100,000	Newell Brands Inc.	5,362,000

		14,484,400

	Energy and Utilities — 5.3%
195,000	Patterson-UTI Energy Inc.	3,937,050
1,200,000	Weatherford International plc†	4,644,000

		8,581,050

	Entertainment — 1.5%
33,500	Take-Two Interactive Software Inc.†	2,458,230

	Financial Services — 7.6%
140,000	Blackhawk Network Holdings Inc.†	6,104,000
55,000	Interactive Brokers Group Inc., Cl. A	2,058,100
775,000	Och-Ziff Capital Management Group LLC, Cl. A .	1,984,000
75,000	Synchrony Financial	2,236,500

		12,382,600

	Food and Beverage — 9.5%
790,233	Inventure Foods Inc.†	3,405,904
241,500	Maple Leaf Foods Inc.	6,097,093
50,000	Mondelēz International Inc., Cl. A	2,159,500
50,000	Post Holdings Inc.†	3,882,500

		15,544,997

	Health Care Equipment and Services — 9.8%
5,900,000	BioScrip Inc.†	16,018,500

Shares		Market Value

	Health Care Equipment and Supplies — 1.3%
43,750	Alere Inc.†	$2,195,813

	Hotels and Gaming — 7.7%
400,000	MGM Resorts International	12,516,000

	Pharmaceuticals — 0.9%
45,000	Akorn Inc.†	1,509,300

	Retail — 4.0%
40,000	Advance Auto Parts Inc.	4,663,600
75,000	Hertz Global Holdings Inc.†	862,500
40,000	Macy’s Inc.	929,600

		6,455,700

	Semiconductors — 1.8%
67,500	Integrated Device Technology Inc.†	1,740,825
46,300	Nanometrics Inc.†	1,170,927

		2,911,752

	Specialty Chemicals — 0.9%
35,000	Methanex Corp.	1,541,750

	Telecommunications — 2.9%
405,000	Gogo Inc.†	4,669,650

	TOTAL COMMON STOCKS	141,742,971

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 13.0%
$21,257,000	U.S. Treasury Bills, 0.786% to 1.111%††, 07/27/17 to 12/14/17	21,225,082

	TOTAL INVESTMENTS — 100.0% (Cost $141,297,952)	$162,968,053

	Aggregate tax cost	$142,259,055

	Gross unrealized appreciation	$26,513,728
	Gross unrealized depreciation	(5,804,730)

	Net unrealized appreciation/depreciation	$20,708,998

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

2

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined the Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

3

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Business Services	—	—	$ 0	$0
Other Industries (a)	$141,742,971	—	—	141,742,971
Total Common Stocks	141,742,971	—	0	141,742,971
U.S. Government Obligations	—	$21,225,082	—	21,225,082
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$141,742,971	$21,225,082	$ 0	$162,968,053

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes

4

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of- the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At June 30, 2017, the Fund held no option positions.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

5

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI    (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.,

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q217QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/18/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/18/2017

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	8/18/2017

*	Print the name and title of each signing officer under his or her signature.